Employee benefits (Details Narrative) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 30, 2022 $ / shares shares	Mar. 30, 2022 R$ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Mar. 30, 2021 shares
IfrsStatementLineItems [Line Items]
Percentage of reasonably possible increase in actuarial assumption			1.00%
Estimate of contributions			$ 61
Profit sharing program expense			$ 499	$ 474	$ 416
Fair value price per shares | (per share)	$ 20.03	R$ 95.87
Number of shares issued | shares	1,437,588	1,437,588	1,709,955	1,474,723			1,046,255
ADR
IfrsStatementLineItems [Line Items]
Share Price | $ / shares			$ 109.02	$ 20.12
Number of share options granted				1,046,255	2,154,534	1,222,721
Performance Share Unit Program [Member]
IfrsStatementLineItems [Line Items]
Percentage Of Performance Factor Based on Total Return To Shareholder Metrics			75.00%
Percentage Of Performance Factor Based on Environmental,Social And Governance Indicator			25.00%
Portfolio Of Vale Stock [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Plan assets, at fair value			$ 47	$ 50
Brazilian Federal Government Securities [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Plan assets, at fair value			4,214	3,682
Canadian Government Securities [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Plan assets, at fair value			$ 454	$ 682